Segment Information - Summary of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	₩ 405,953	₩ 360,967	₩ 286,770
Depreciation amortization	4,920	3,653	1,414
Operating profit	88,368	48,663	33,368
Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenue	466,608	414,412	308,178
Depreciation amortization	4,920	3,653	1,426
Operating profit	88,118	46,971	30,167
Operating Segments | Online
Disclosure Of Operating Segments [Line Items]
Revenue	107,949	48,182	41,288
Depreciation amortization	1,609	1,401	238
Operating profit	45,115	7,754	4,286
Operating Segments | Mobile
Disclosure Of Operating Segments [Line Items]
Revenue	336,326	346,878	257,364
Depreciation amortization	1,823	1,145	473
Operating profit	42,493	38,655	24,795
Operating Segments | Others
Disclosure Of Operating Segments [Line Items]
Revenue	22,333	19,352	9,526
Depreciation amortization	1,488	1,107	715
Operating profit	510	562	1,086
Elimination of intersegment amounts [member]
Disclosure Of Operating Segments [Line Items]
Revenue	(60,655)	(53,445)	(21,408)
Depreciation amortization			(12)
Operating profit	₩ 250	₩ 1,692	₩ 3,201